Intangible Assets and Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units	2	2
Goodwill	$ 27,081,795	$ 27,086,727	$ 27,119,177	$ 18,758,975
Impairment loss , Goodwill	0
Implied market capitalization of Goodwill	146,500,000
Net assets carrying value	36,160,000
Agnity CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 0